Income Taxes Components of the provision for income taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Components of the provision for income taxes [Line Items]
Current tax provision	$ 2,449	$ 524
Deferred tax provision (benefit)	(786)	595
Provision for income taxes	$ 1,663	$ 1,119